Equity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity
Share capital	€ 4,005	€ 4,005
Retained earnings	32,988	23,455
Cumulative currency translation differences	5,238	7,564
Other reserves and equity instruments:
Perpetual subordinated bonds	5,000	5,000
Legal reserve	959	959
Reserve for treasury shares	2,333	2,937
Reserve for OCI on cash flow hedging derivatives net of tax effect	36	(342)
Reserve for OCI on defined benefit plans net of tax effect	(88)	(58)
Reserve for OCI on equity-accounted investments	98	46
Reserve for OCI on other investments valued at fair value	98	53
Reserve for convertible bond issue	79
Other reserves		190
Treasury shares	(2,333)	(2,937)
Profit for the year	4,771	13,887
Equity attributable to equity holders of Eni	€ 53,184	€ 54,759